Income Taxes (Schedule of Income Tax Expense (Benefit) Attributable to Income (Loss) from Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Deferred		$ 3,850	$ 9,198	$ (5,625)	$ (591)
State and local Deferred		354	1,342	(1,327)	(106)
Foreign Deferred
Total Deferred		4,201	10,540	(6,952)	(697)
Federal Current					(68)
State and local Current		1	39	825	(12)
Foreign Current			219
Current Total		1	258	825	(80)
Federal Total		3,850	9,198	(5,625)	(659)
State and local Total		355	1,381	(502)	(118)
Foreign Total			219
Income tax expense (benefit)		$ (4,202)	$ 10,798	$ (6,127)	$ (777)